Match Acquisition	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Business Combinations [Abstract]
MATCH ACQUISITION

NOTE 14 — MATCH ACQUISITION

During December 2021, the Company adjusted the valuation used to record the purchase price and the allocation of net assets acquired based on a third party valuation report. During the quarter ended December 31, 2021, the original estimated fair value of the net assets acquired and recorded by the Company decreased by $2,861,631 from the original estimated valuation with a corresponding decrease in additional paid-in capital. The adjusted fair values of the assets acquired and liabilities assumed, plus transaction costs were as follows:

	Estimated Fair Value as Originally Recorded	Transaction Costs	Valuation Adjustment	Adjusted Amount
Assets acquired:
Cash	$21,370			$21,370
Accounts receivable	46,602			46,602
Other current assets	142			142
Intangible assets	14,010,631	74,771	(2,861,631)	11,223,771
Total assets	14,078,745			11,291,885
Liabilities assumed:
Accounts payable and accrued liabilities	78,745			78,745
Total liabilities	78,745			78,745
Purchase price	$14,000,000	74,771	(2,861,631)	$11,213,140

NOTE 5 — ACQUISITION

On May 24, 2021, the Company and the shareholders of Match Financial Limited (the “Match Shareholders”), a private limited company formed in England and Wales (“Match”), entered into a Purchase and Sale Agreement (the “Match Agreement”), pursuant to which the Company, on May 28, 2021, acquired 1,152 ordinary shares of Match representing 70% of the issued and outstanding ordinary shares of Match in consideration of 70,000,000 shares of common stock of the Company (the “Initial Transaction”). On August 30, 2021, the Company exercised its option pursuant to which it acquired from the Match Shareholders the balance of 493 ordinary shares of Match representing 30% of the issued and outstanding ordinary shares of Match for an additional 30,000,000 shares of common stock of the Company. The shares of common stock issued to the Match stockholders have been valued at $0.14 per share which was the closing price of the Company’s common stock on May 28, 2021, the date the Initial Transaction closed.

As described in Note 1, in fiscal year 2021, the Company completed its acquisition of Match in accordance with the terms of the Match Agreement. To determine the accounting for this transaction under ASU 2017-01, an assessment was made as to whether an integrated set of assets and activities should be accounted for as an acquisition of a business or an asset acquisition. The guidance requires an initial screen test to determine if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. If that screen is met, the set is not a business. In connection with the acquisition, substantially all of the fair value is concentrated in license and banking infrastructure. As such, the acquisition has been treated as an acquisition of Match assets and an assumption of Match liabilities.

In connection with the acquisition, the Company incurred direct transaction costs of approximately $47,000 which have been classified as costs of acquisition. The costs of acquisition are allocated to the acquired assets and assumed liabilities based on their estimated fair values at the date of acquisition, and any excess is allocated to intangible assets (licenses and banking infrastructure). The costs of acquisition exceeded the fair value of net assets acquired by approximately $14 million. The Company allocated the $14 million excess to intangible assets (licenses and banking infrastructure). The Company uses its best estimates and assumptions as part of the purchase price allocation process to accurately value the identifiable intangible assets at the acquisition date. The straight-line method of amortization represents the Company’s best estimate of the distribution of the economic value of the identifiable intangible assets. The amortization costs of intangible assets (licenses and banking infrastructure) were included in cost of revenue — financial services.

The following summarizes total consideration transferred to the March Stockholders under the acquisition as well as the fair value of the assets acquired and liabilities assumed under the acquisition:

May 28, 2021
Assets acquired:
Cash	$21,370
Accounts receivable	46,602
Other current assets	142
Intangible assets	14,010,631
Total assets	14,078,745
Liabilities assumed:
Accounts payable and accrued liabilities	78,745
Total liabilities	78,745
Purchase price	$14,000,000

The fair values of the current assets acquired and the current liabilities assumed were estimated to be equal to the carrying value on the books of the acquired entity. The acquisition cost of all other assets and liabilities acquired were allocated to those individual assets acquired and liabilities assumed, based on their estimated relative fair values. Upon completion of a third party valuation report being prepared in connection with the acquisition, the Company may adjust the estimated allocation to reflect the results of that valuation if there are material differences between the third party valuation and the Company’s estimated allocation.